INCOME TAX AND DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax items
Accounts receivable, net	$17,602	$19,115
Net operating loss – UK	—	3,305
Valuation allowance	(6,481)	(7,038)
Deferred tax assets, net	$11,121	$15,382

Schedule of provision for income taxes

	December 31,	December 31,
	2022	2021
Current	$—	$—
Deferred tax adjustment	(3,020)	(9,963)
Total income tax	$(3,020)	$(9,963)

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

China	2022	2021
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	0.00%	(0.66)%
Effective rate	0.00%	(0.66)%

United Kingdom
UK statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(10.86)%
Effect of valuation and deferred tax adjustments	(1.65)%	0.00%
Effective rate	(1.65)%	8.14%